SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 85,604	$ 82,602
Less: accumulated depreciation	(65,995)	(55,479)
Plant and equipment, net	19,609	27,123
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	37,159	36,986
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	8,310	8,272
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 40,135	$ 37,344